Federated Hermes Treasury Obligations Fund Expense Example - Automated Shares [Member] - Federated Hermes Treasury Obligations Fund - AS	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	$ 726